CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Total revenues	$ 21,882	$ 33,264	$ 20,025	[1]
Cost of revenues
Total cost of revenues	13,743	20,351	17,461	[1]
Gross profit	8,139	12,913	2,564
Operating expenses:
Research and development	4,790	7,238	6,718
Sales and marketing	5,005	8,099	9,970
General and administrative	5,748	6,113	7,277
Other expense (income), net	2,271	(2,021)	713
Gain from bargain acquisition	0	0	(10,515)
Total operating expenses	17,814	19,429	14,163
Operating income (loss)	(9,675)	(6,516)	(11,599)
Financial expenses, net	(335)	(538)	(303)
Income (loss) before income taxes	(10,010)	(7,054)	(11,902)
Income tax benefit (expense)	(5,730)	393	(2,091)
Net income (loss)	$ (15,740)	$ (6,661)	$ (13,993)
Net income (loss) per share:
Basic and Diluted	$ (1.03)	$ (0.45)	$ (0.93)
Shares used in calculation of net income per share:
Basic and Diluted (in shares)	15,232,155	14,938,943	15,048,812
Products
Revenues
Total revenues	$ 8,516	$ 19,396	$ 7,631
Cost of revenues
Total cost of revenues	4,952	11,132	8,537
Services
Revenues
Total revenues	13,366	13,868	12,394
Cost of revenues
Total cost of revenues	$ 8,791	$ 9,219	$ 8,924

[1]	See note 2(x) Reclassifications